Leases - Future minimum lease payments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	$ 29,942,649
Interest	12,204,649
Present value of minimum lease payments	17,738,000
Current portion of lease liabilities	757,924	$ 392,279
Non-current portion of lease liabilities	16,980,076	$ 1,494,992
Less than one year
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	1,621,114
Interest	863,190
Present value of minimum lease payments	757,924
Between one and five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	11,883,451
Interest	6,276,296
Present value of minimum lease payments	5,607,155
More than five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	16,438,084
Interest	5,065,163
Present value of minimum lease payments	$ 11,372,921